Statements of Consolidated Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues:
Nonaffiliates	$ 806	$ 793	$ 2,262	$ 2,218	$ 2,923	$ 2,851	$ 2,585
Affiliates	265	279	700	739	955	971	967
Total operating revenues	1,071	1,072	2,962	2,957	3,878	3,822	3,552
Operating expenses:
Wholesale transmission service	224	201	663	595	802	755	588
Operation and maintenance	190	186	542	539	724	698	681
Depreciation and amortization	190	217	593	653	863	851	814
Provision in lieu of income taxes	99	99	211	214	260	280	247
Taxes other than amounts related to income taxes	118	116	338	336	450	438	424
Total operating expenses	821	819	2,347	2,337	3,099	3,022	2,754
Operating income	250	253	615	620	779	800	798
Other income and deductions:
Other income and (deductions) - net	(3)	(9)	(11)	(17)
Other income					6	13	18
Other deductions		1		2	28	15	15
Nonoperating provision in lieu of income taxes	(1)	(3)	(3)	(6)	(8)	(2)	2
Interest income						3	4
Interest expense and related charges	85	84	252	250	333	353	371
Net income	$ 163	$ 163	$ 355	$ 359	$ 432	$ 450	$ 432